PROVISION FOR ENVIRONMENTAL LIABILITIES AND ASSET RETIREMMENT OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2021
Provision For Environmental Liabilities And Asset Retiremment Obligations
The balance of provisions for environmental liabilities and deactivation of assets can be shown as follows:

The balance of provisions for environmental liabilities and deactivation of assets can be shown as follows:

		Consolidated
	12/31/2021	12/31/2020
Environmental liabilities	173,647	192,830
Asset retirement obligations (1)	724,950	611,005
	898,597	803,835
(1)	On January 31, 2021, the provision fot assets retirement obligation – ARO was transferred to the subsidiary CSN Cimentos S.A.